QUARTERLY FINANCIAL COMPARISON (Unaudited) (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011
Interest and dividend income	$ 10,195,299		$ 9,886,656		$ 10,102,542		$ 10,108,384		$ 10,088,665		$ 10,134,507		$ 9,904,432		$ 9,831,790		$ 40,292,881		$ 39,959,394
Interest expense	2,276,163		2,539,049		2,765,341		3,023,685		3,351,796		3,378,500		3,168,429		3,222,317		10,604,238		13,121,042
Net Interest Income	7,919,136		7,347,607		7,337,201		7,084,699		6,736,869		6,756,007		6,736,003		6,609,473		29,688,643		26,838,352
Provision for loan loss	1,005,101		746,075		436,431		341,074		545,806		644,654		890,861		2,005,830
Net interest income after provision	6,914,035		6,601,532		6,900,770		6,743,625		6,191,063		6,111,353		5,845,142		4,603,643		27,159,962		22,751,201
Noninterest income	1,364,705		1,302,437		896,795		846,090		1,443,758		1,026,356		952,599		770,327		4,410,027		4,193,040
Noninterest expense	5,941,961		5,600,784		6,363,686		5,897,419		6,937,286		5,277,394		4,923,298		5,111,224		23,803,850		22,249,202
Income before income taxes	2,336,779		2,303,185		1,433,879		1,692,296		697,535		1,860,315		1,874,443		262,746		7,766,139		4,695,039
Provision for income taxes	866,211		830,244		492,727		587,043		203,823		653,856		654,648		21,248		2,776,225		1,533,575
Net Income	1,470,568		1,472,941		941,152		1,105,253		493,712		1,206,459		1,219,795		241,498
Preferred stock dividends	50,000		50,000		50,000		50,000		51,111		197,912		211,732		211,733		200,000		672,488
Net Income Available to Common Shareholders	$ 1,420,568		$ 1,422,941		$ 891,152		$ 1,055,253		$ 442,601		$ 1,008,547		$ 1,008,063		$ 29,765		$ 4,789,914		$ 2,488,976
Earnings Per Common Share
Basic (in dollars per share)	$ 0.47	[1]	$ 0.47	[1]	$ 0.29	[1]	$ 0.35	[1]	$ 0.15	[1]	$ 0.33	[1]	$ 0.33	[1]	$ 0.01	[1]	$ 1.57	[1]	$ 0.83	[1]
Diluted (in dollars per share)	$ 0.47	[1]	$ 0.47	[1]	$ 0.29	[1]	$ 0.35	[1]	$ 0.15	[1]	$ 0.33	[1]	$ 0.33	[1]	$ 0.01	[1]	$ 1.57	[1]	$ 0.82	[1]

[1]	Earnings per share are based upon quarterly results and may not be additive to the annual earnings per share amounts.